Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Leases of Buildings - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost:
At beginning of year	$ 253,373	$ 505,494
Addition during the year		110,206
Exchange realignment	3,525	(4,260)
Disposal of subsidiaries		(358,067)
At end of year	256,898	253,373
Accumulated depreciation:
At beginning of year	132,442	120,450
Depreciation for the year	85,631	185,300
Exchange realignment	3,140	(211)
Disposal of subsidiaries		(173,097)
At end of year	221,213	132,442
Net carrying amount	$ 35,685	$ 120,931